FINANCE INCOME (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Income [Abstract]
Interest income on cash and cash equivalents	R 136.5	R 68.3	R 148.5
Growth in investment in Guardrisk	97.8	90.3	84.5
Dividends received	0.0	56.3	29.3
Unwinding of payments made under protest	9.4	7.8	7.2
Realised/unrealised foreign exchange gain	0.9	0.2	10.4
Other finance income	0.9	0.9	0.9
Finance income	R 245.5	R 223.8	R 280.8